Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0002104277
Registrant Name	Holtec Nuclear Corp
Registration File Number	333-297395
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES